                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:      3-31-05
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Check here if Amendment: |_|; Amendment Number:
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This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: DELTA PARTNERS LLC
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Address: ONE INTERNATIONAL PLACE, SUITE 2401
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BOSTON MA 02110
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Form 13F File Number: 28-10018
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Paul Camillone
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Title: Assoc. Director
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Phone: 212-215-9177
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Signature, Place, and Date of Signing:

  Paul Camillone                   NY, NY
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    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-
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[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 1
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Form 13F Information Table Entry Total:           50
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Form 13F Information Table Value Total: $445,720,600
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                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

 1        28-10514                      CHARLES JOBSON
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[Repeat as necessary.]

                                    FORM 13F


       ITEM 1           ITEM 2     ITEM 3     ITEM 4          ITEM 5           ITEM 6               ITEM 7            ITEM 8
------------------    ---------   --------   --------        ---------  ----------------------     --------    --------------------
                       TITLE                  FAIR                                     SHARED                    VOTING AUTHORITY
                        OF        CUSIP      MARKET          SHRS OF     SOLE SHARED   OTHER                   SOLE   SHARED  OTHER
  NAME OF ISSUER       CLASS      NUMBER      VALUE          PRN AMT     (A)   (B)      (C)        MANAGERS    (A)     (B)     (C)
------------------    ---------   --------   --------        -------     ---  ------ ----------    --------    ----   ------  -----
HYPERCOM CORP RSTD     OTC EQ      8358132    $5,888,850      1,245,000   N     X                    1               1,245,000
PETROHAWK ENERGY
 CORP. RST             OTC EQ     8904097A    $8,665,912       826,900    N     X                    1                826,900
TRIPATH TECH INC       OTC EQ      9062912     $415,327        466,660    N     X                    1                466,660
WS INNOVO GROUP
 12/01/08 @            OTC EQ      9142662     $518,400        160,000    N     X                    1                160,000
ACE CASH EXPRESS
 INC                   OTC EQ     004403101   $9,123,319       401,025    N     X                    1                401,025
ALLIANCE GAMING
 CORPORATIO            COMMON     01859P609   $6,165,411       642,900    N     X                    1                642,900
***AGRIUM INC          COMMON     008916108   $19,808,550     1,085,400   N     X                    1               1,085,400
ALERIS INTERNATIONAL
 INC                   COMMON     014477103   $24,421,060      978,800    N     X                    1                978,800
ON ASSIGNMENT INC      OTC EQ     682159108   $7,294,183      1,430,232   N     X                    1               1,430,232
AXT INC                OTC EQ     00246W103    $291,984        237,385    N     X                    1                237,385
ASPEN TECHNOLOGY INC   OTC EQ     045327103   $11,306,608     1,990,600   N     X                    1               1,990,600
BASF AG SPONS ADR      PREFER     055262505   $19,217,820      272,400    N     X                    1                272,400
BOYD GAMING CORP       COMMON     103304101   $18,742,710      359,400    N     X                    1                359,400
CASUAL MALE RETAIL
 GROUP I               OTC EQ     148711104   $1,622,500       250,000    N     X                    1                250,000
AMERICAS CAR
 MART INC              OTC EQ     03062T105   $6,496,618       185,300    N     X                    1                185,300
DANIELSON
 HOLDING CORP          COMMON     236274106   $15,462,900      896,400    N     X                    1                896,400
ELAN CORP PLC-ADR      COMMON     284131208   $3,240,000      1,000,000   N     X                    1               1,000,000
FIRST CASH
 FINANCIAL SERVI       OTC EQ     31942D107   $10,003,100      472,513    N     X                    1                472,513
GAMETECH
 INTERNATIONAL
 INC                   OTC EQ     36466D102   $2,935,474       988,375    N     X                    1                988,375
HYPERCOM CORP          COMMON     44913M105   $2,724,007       575,900    N     X                    1                575,900
INTERNET CAPITAL
 GRP INC               OTC EQ     46059C205   $1,523,852       217,073    N     X                    1                217,073
ISLE CAPRI
 CASINOS INC           OTC EQ     464592104   $2,654,000       100,000    N     X                    1                100,000
KOREA ELECTRIC
 POWER CORP            COMMON     500631106   $11,088,000      825,000    N     X                    1                825,000
LONGS DRUG
 STORES CORP           COMMON     543162101   $14,050,732      410,600    N     X                    1                410,600
LYONDELL
 PETROCHEMICAL CO      COMMON     552078107   $16,752,000      600,000    N     X                    1                600,000
MONRO MUFFLER
 BRAKE INC             OTC EQ     610236101   $2,697,145       104,500    N     X                    1                104,500
METALS USA INC NEW     OTC EQ     591324207   $4,897,500       250,000    N     X                    1                250,000
NCRIC GROUP INC        OTC EQ     62886P103   $1,705,275       174,900    N     X                    1                174,900
NOVA CHEMICALS CORP    COMMON     66977W109   $28,630,470      666,600    N     X                    1                666,600
NEW FRONTIER
 MEDIA INC             OTC EQ     644398109   $5,915,195       827,300    N     X                    1                827,300
NORANDA INC            COMMON     655422103   $4,044,000       200,000    N     X                    1                200,000
NORTHWEST AIRLINES
 CORP-CL               OTC EQ     667280101   $3,010,500       450,000    N     X                    1                450,000
02MICR INTERNATIONAL
 LTD                   OTC EQ     G6797E106   $2,058,000       200,000    N     X                    1                200,000
PEP BOYS-MANNY
 MOE & JACK            COMMON     713278109   $3,498,420       199,000    N     X                    1                199,000
PEDIATRIX MEDICAL
 GROUP IN              COMMON     705324101   $21,262,900      310,000    N     X                    1                310,000
MIKOHN GAMING CORP     OTC EQ     59862K108   $11,995,014      955,017    N     X                    1                955,017
POLYONE CORP           COMMON     73179P106   $1,332,000       150,000    N     X                    1                150,000
PANTRY INC             OTC EQ     698657103   $3,100,964       100,128    N     X                    1                100,128
COMPANHIA VALE
 DO RIO DOCE           COMMON     204412209   $9,483,000       300,000    N     X                    1                300,000
STEINER LEISURE LTD    OTC EQ     P8744Y102   $30,840,171      943,413    N     X                    1                943,413
SYKES ENTERPRISES
 INC                   OTC EQ     871237103   $6,336,057       922,279    N     X                    1                922,279
TIFFANY & CO-NEW       COMMON     886547108   $1,726,000        50,000    N     X                    1                 50,000
TWEETER HOME ENTMT
 GROUP I               OTC EQ     901167106   $1,572,411       282,300    N     X                    1                282,300
UNIFI INC              COMMON     904677101   $10,160,550     3,033,000   N     X                    1               3,033,000
USA MOBILITY INC       OTC EQ     90341G103   $2,846,826        87,865    N     X                    1                 87,865
UST INC                COMMON     902911106   $6,462,500       125,000    N     X                    1                125,000
MEMC ELECTRONIC
 MATERIALS             COMMON     552715104   $40,255,850     2,993,000   N     X                    1               2,993,000
WELLMAN INC            COMMON     949702104   $12,335,826      853,100    N     X                    1                853,100
W & T OFFSHORE INC     COMMON     92922P106   $2,076,000       100,000    N     X                    1                100,000
WEBZEN INC             OTC EQ     94846M102   $6,266,469      1,107,150   N     X                    1               1,107,150
ZARLINK SEMICONDUCTOR
 INC                   COMMON     989139100    $798,240        498,900    N     X                    1                498,900
                                             ------------
                                              445,720,600